Employee Defined Contribution Plan - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Employee benefits, expense	¥ 45,237	¥ 64,908	¥ 219,884